UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06105
Oppenheimer Quest International Value Fund, Inc.
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: November 30
Date of reporting period: 05/31/2009

Item 1. Reports to Stockholders.

May 31, 2009

Oppenheimer

# Quest International Value Fund, Inc.[SM]

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

May 31, 2009 Oppenheimer Quest International Value Fund, Inc. SM Management Commentaries and Semiannual Report MANAGEMENT COMMENTARIES An Interview with Your Fund’s Manager SEMI ANNUAL REPORT Listing of Top Holdings Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Geographical Holdings

Japan	24.0%
France	14.6
United States	10.8
United Kingdom	7.3
Italy	6.2
Turkey	5.4
Hong Kong	3.9
Korea, Republic of South	3.7
Switzerland	3.4
Germany	2.9
Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2009, and are based on the total market value of investments.

Top Ten Common Stock Holdings

Turk Hava Yollari Anonim Ortakligi	3.7%
Shun Tak Holdings Ltd.	2.8
Fondiaria-Sai SpA	2.5
Japan Digital Laboratory Co. Ltd.	2.5
Telecom Italia SpA	2.3
Nestle SA	2.2
France Telecom SA	2.2
Aksa Akrilik Kimya Sanayii AS	2.1
Sanofi-Aventis SA	2.1
Haseko Corp.	2.0
Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2009, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
12 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

13 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. The net expense ratios take into account a voluntary fee waiver or expense reimbursement, without which performance would have been less. This undertaking may be modified or terminated at any time.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
OppenheimerFunds, Inc. became the Fund’s advisor on 11/22/95, and assumed responsibility for the Fund’s portfolio stock selection on 1/1/05. The Fund’s subadvisor prior to 1/1/05 was OpCap Advisors, which was the Fund’s advisor prior to 11/22/95.
Class A shares of the Fund were first publicly offered on 7/2/90. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
14 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES
Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 11/13/08. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
15 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to
16 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	December 1, 2008	May 31, 2009	May 31, 2009

Class A	$1,000.00	$1,299.00	$8.39
Class B	1,000.00	1,295.10	13.57
Class C	1,000.00	1,294.80	13.28
Class N	1,000.00	1,297.30	10.35
Class Y	1,000.00	1,303.00	5.18

Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.65	7.37
Class B	1,000.00	1,013.16	11.91
Class C	1,000.00	1,013.41	11.66
Class N	1,000.00	1,015.96	9.09
Class Y	1,000.00	1,020.44	4.54
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended May 31, 2009 are as follows:

Class	Expense Ratios

Class A	1.46%
Class B	2.36
Class C	2.31
Class N	1.80
Class Y	0.90
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
17 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

THIS PAGE INTENTIONALLY LEFT BLANK.
18 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

	Shares	Value

Common Stocks—88.5%
Consumer Discretionary—19.6%
Automobiles—1.6%
Toyota Motor Corp.	204,203	$8,165,548
Hotels, Restaurants & Leisure—2.3%
Emperor Entertainment Hotel Ltd.	40,225,693	3,528,456
Enterprise Inns plc	3,490,765	8,427,774

		11,956,230

Household Durables—4.3%
Barratt Developments plc[1]	2,172,210	5,616,906
First Juken Co. Ltd.[2]	2,191,000	6,645,665
Haseko Corp.[1]	12,105,549	10,042,027

		22,304,598

Leisure Equipment & Products—0.6%
Sega Sammy Holdings, Inc.	258,989	2,878,562
Media—3.7%
British Sky Broadcasting Group plc	442,383	3,191,566
Societe Television Francaise 1	719,303	8,463,748
Vivendi SA	199,406	5,264,403
Yell Group plc	3,424,490	1,994,938

		18,914,655

Specialty Retail—2.7%
Aoyama Trading Co.	410,953	6,969,984
Dickson Concepts International Ltd.	11,927,301	5,126,852
Otsuka Kagu Ltd.	240,640	2,025,606

		14,122,442

Textiles, Apparel & Luxury Goods—4.4%
Aksa Akrilik Kimya Sanayii AS1,2	7,557,282	10,808,593
Asics Corp.	936,760	7,300,444
Christian Dior SA	61,070	4,671,681

		22,780,718

Consumer Staples—5.5%
Food & Staples Retailing—1.6%
Tesco plc	1,345,469	7,972,164
Food Products—2.2%
Nestle SA	317,566	11,509,463
Personal Products—1.7%
Coreana Cosmetics Co. Ltd.[1,2]	5,312,071	5,576,609
Pacific Corp.	34,064	3,392,558

		8,969,167

Energy—7.9%
Energy Equipment & Services—3.6%
Petroleum Geo-Services ASA[1]	1,445,680	9,339,640
Seabird Exploration Ltd.[1,2]	5,272,578	1,538,026
Shinko Plantech Co. Ltd.	819,900	7,795,826

		18,673,492

Oil, Gas & Consumable Fuels—4.3%
Eni SpA	413,981	10,021,602
Esso (Thailand) Public Co. Ltd.	22,954,400	4,200,255
Total SA	135,494	7,842,911

		22,064,768

Financials—13.6%
Capital Markets—0.4%
Ichiyoshi Securities Co. Ltd.	284,788	2,070,580
Commercial Banks—2.0%
Anglo Irish Bank Corp. plc[1,3]	563,278	7,963
Bank of Ireland[1]	762,354	1,820,316
Credit Agricole SA4	310,219	4,623,076
National Bank of Greece SA1	136,826	3,786,986

		10,238,341
F1 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Diversified Financial Services—0.4%
RHJ International Ltd.[1]	322,833	$1,888,700
Insurance—5.2%
Aegon NV	1,018,822	6,405,127
Fondiaria-Sai SpA[4]	1,130,599	13,082,381
Swiss Reinsurance Co.	227,115	7,427,115

		26,914,623

Real Estate Investment Trusts—2.8%
DA Office Investment Corp.	722	1,371,558
Japan Hotel and Resort, Inc.	1,001	1,488,793
Japan Office Investment Corp.	1,618	1,724,463
Japan Rental Housing Investments, Inc.	1,512	1,153,884
Japan Single-Residence REIT	1,905	1,759,446
LCP Investment Corp.	2,206	1,859,891
Nippon Commercial Investment Corp.	1,224	1,439,613
Prospect Residential Investment Corp.	1,797	1,827,438
TGR Investment, Inc.	1,544	1,827,797

		14,452,883

Real Estate Management & Development—2.0%
Cosmos Initia Co. Ltd.[1]	5,433,736	3,935,010
Eurocastle Investment Ltd.	337,953	253,216
Shanghai Forte Land Co. Ltd.	18,475,281	6,159,320

		10,347,546

Thrifts & Mortgage Finance—0.8%
Paragon Group Cos. plc	3,139,394	4,076,179
Health Care—5.6%
Health Care Providers & Services—1.0%
Mediceo Paltac Holdings Co. Ltd.	433,768	5,062,448
Pharmaceuticals—4.6%
GlaxoSmithKline plc	195,306	3,289,298
Sanofi-Aventis SA	169,804	10,790,389
Takeda Pharmaceutical Co. Ltd.	243,106	9,619,119

		23,698,806

Industrials—15.3%
Aerospace & Defense—1.4%
Safran SA4	558,555	7,386,119
Airlines—6.3%
Deutsche Lufthansa AG	312,160	4,346,344
Jazz Air Income Fund	3,898,092	8,926,247
Turk Hava Yollari Anonim Ortakligi	3,279,858	19,089,776

		32,362,367

Commercial Services & Supplies—1.4%
Sperian Protection	161,312	7,233,681
Construction & Engineering—1.2%
Joongang Construction Co. Ltd.[1,2]	407,305	1,966,099
Vinci SA	86,723	4,175,430

		6,141,529

Marine—4.2%
Orient Overseas International Ltd.	1,660,500	7,194,797
Shun Tak Holdings Ltd.	20,519,000	14,426,051

		21,620,848
F2 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

	Shares	Value

Transportation Infrastructure—0.8%
Master Marine AS1,2,3	115,700	$110,129
Master Marine AS, Legend Shares[1,2,3]	3,878,400	3,691,663

		3,801,792

Information Technology—7.8%
Communications Equipment—1.2%
Nokia Oyj	390,469	5,994,816
Computers & Peripherals—4.1%
Fujitsu Ltd.	633,597	3,298,616
Gemalto NV1	154,007	5,100,771
Japan Digital Laboratory Co. Ltd.	1,197,121	12,828,091

		21,227,478

Electronic Equipment & Instruments—0.7%
A&D Co. Ltd.	1,018,416	3,687,589
Office Electronics—1.1%
Canon, Inc.	168,246	5,585,806
Software—0.7%
Nintendo Co. Ltd.	14,300	3,884,929
Materials—3.6%
Chemicals—1.8%
Arkema[1]	180,207	4,955,681
Ohara, Inc.	376,600	4,385,582

		9,341,263

Metals & Mining—1.8%
ArcelorMittal	124,558	4,150,321
Hindalco Industries Ltd.	2,850,100	5,137,320

		9,287,641

Telecommunication Services—7.3%
Diversified Telecommunication Services—4.9%
Cable & Wireless plc[5]	1,006,077	2,201,671
France Telecom SA4	456,031	11,120,978
Telecom Italia SpA	11,580,710	11,820,392

		25,143,041

Wireless Telecommunication Services—2.4%
KDDI Corp.	1,731	9,047,418
Vodafone Group plc	1,680,277	3,162,090

		12,209,508

Utilities—2.3%
Electric Utilities—2.3%
Okinawa Electric Power Co. (The)	83,187	4,400,323
RusHydro[1]	175,054,661	7,176,891

		11,577,214

Total Common Stocks (Cost $595,554,122)		455,547,534

Preferred Stocks—5.2%
Bayerische Motoren Werke (BMW) AG, Preference[4]	534,985	12,055,617
Hyundai Motor Co., Preference	394,060	9,969,199
Tatneft, Preference	3,366,785	4,545,160

Total Preferred Stocks (Cost $26,895,787)		26,569,976

	Principal
	Amount

Convertible Corporate Bonds and Notes—2.0%
AED Oil Ltd., 6.50% Cv. Unsec. Unsub. Nts., 2/23/12[3]	$11,500,000		9,487,500
Master Marine AS, 6% Cv. Nts., 5/16/12[2,3]	19,083,000	NOK	1,059,578

Total Convertible Corporate Bonds and Notes (Cost $15,494,434)			10,547,078

Non-Convertible Corporate Bonds and Notes—0.1%
Cattles plc, 7.875% Nts., 1/17/14[3,6] (Cost $1,597,120)	5,129,000		787,546
F3 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Structured Securities—1.0%
Morgan Stanley & Co. International plc, Ryanair Holdings plc Equity Linked Securities, Exp. 1/14/10[1] (Cost $5,690,517)	1,025,000	$5,172,565

Investment Company—2.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.60%[2,7] (Cost $13,773,388)	13,773,388	13,773,388
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $659,005,368)		512,398,087

Investments Purchased with Cash Collateral from Securities Loaned—9.0%[8]
OFI Liquid Assets Fund, LLC, 0.80%[2,7] (Cost $46,497,551)	46,497,551	46,497,551
Total Investments, at Value (Cost $705,502,919)	108.5%	558,895,638
Liabilities in Excess of Other Assets	(8.5)	(43,908,450)

Net Assets	100.0%	$514,987,188

Footnotes to Statement of Investments
Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:
NOK Norwegian Krone
1.	Non-income producing security.

2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/			Shares/
	Principal Amount	Gross	Gross	Principal Amount
	November 30, 2008	Additions	Reductions	May 31, 2009

Aksa Akrilik Kimya Sanayii AS	10,514,958	1,310,724	4,268,400	7,557,282
Coreana Cosmetics Co. Ltd.	5,312,071	—	—	5,312,071
First Juken Co. Ltd.	2,606,800	—	415,800	2,191,000
Japan Digital Laboratory Co. Ltd.[a]	1,759,221	34,900	597,000	1,197,121
Joongang Construction Co. Ltd.	379,275	69,480	41,450	407,305
Master Marine AS	115,700	—	—	115,700
Master Marine AS, 6% Cv. Nts., 5/6/12 [NOK]	19,083,000	—	—	19,083,000
Master Marine AS, Legend Shares	3,878,400	—	—	3,878,400
OFI Liquid Assets Fund, LLC	3,005,586	121,713,170	78,221,205	46,497,551
Oppenheimer Institutional Money Market Fund, Cl. E	3,903,526	100,650,259	90,780,397	13,773,388
Seabird Exploration Ltd.	5,440,278	577,900	745,600	5,272,578
F4 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

					Realized
	Value		Income		Loss

Aksa Akrilik Kimya Sanayii AS	$10,808,593		$—		$5,353,999
Coreana Cosmetics Co. Ltd.	5,576,609		—		—
First Juken Co. Ltd.	6,645,665		62,945		4,036,437
Japan Digital Laboratory Co. Ltd.[a]	—	[b]	181,645		2,770,521
Joongang Construction Co. Ltd.	1,966,099		—		438,863
Master Marine AS	110,129		—		—
Master Marine AS, 6% Cv. Nts., 5/6/12	1,059,578		84,235		—
Master Marine AS, Legend Shares	3,691,663		—		—
OFI Liquid Assets Fund, LLC	46,497,551		394,719	[c]	—
Oppenheimer Institutional Money Market Fund, Cl. E	13,773,388		58,558		—
Seabird Exploration Ltd.	1,538,026		—		3,886,966

	$91,667,301		$782,102		$16,486,786

a.	No longer an affiliate as of May 31, 2009.

b.	The security is no longer an affiliate, therefore, the value has been excluded from this table.

c.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

3.	Illiquid security. The aggregate value of illiquid securities as of May 31, 2009 was $15,144,379, which represents 2.94% of the Fund’s net assets. See Note 6 of accompanying Notes.

4.	Partial or fully-loaned security. See Note 7 of accompanying Notes.

5.	A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See Note 5 of accompanying Notes.

6.	Represents the current interest rate for a variable or increasing rate security.

7.	Rate shown is the 7-day yield as of May 31, 2009.

8.	The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 7 of accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investment was determined based on the following inputs as of May 31, 2009:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$247,986,144	$—
Level 2—Other Significant Observable Inputs	310,901,531	(954,393)
Level 3—Significant Unobservable Inputs	7,963	—

Total	$558,895,638	$(954,393)

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
F5 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued
Foreign Currency Exchange Contracts as of May 31, 2009 are as follows:

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Sell	(000s)		Date	Value	Appreciation	Depreciation

Deutsche Bank F/X:
Euro (EUR)	Sell	22,739	EUR	6/24/09	$32,140,475	$—	$1,073,934
Japanese Yen (JPY)	Sell	5,114,500	JPY	6/24/09	53,693,964	630,793	—

						630,793	1,073,934
Goldman, Sachs & Co.
Japanese Yen (JPY)	Sell	2,380,000	JPY	6/24/09	24,986,145	81,264	592,516

Total unrealized appreciation and depreciation						$712,057	$1,666,450

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

Japan	$134,082,056	24.0%
France	81,628,868	14.6
United States	60,270,939	10.8
United Kingdom	40,720,132	7.3
Italy	34,924,375	6.2
Turkey	29,898,369	5.4
Hong Kong	21,620,848	3.9
Korea, Republic of South	20,904,465	3.7
Switzerland	18,936,578	3.4
Germany	16,401,961	2.9
Norway	15,739,036	2.8
Russia	11,722,051	2.1
Australia	9,487,500	1.7
Canada	8,926,247	1.6
Bermuda	8,655,308	1.5
Ireland	7,000,844	1.3
The Netherlands	6,658,343	1.2
China	6,159,320	1.1
Finland	5,994,816	1.1
India	5,137,320	0.9
Thailand	4,200,255	0.8
Luxembourg	4,150,321	0.7
Greece	3,786,986	0.7
Belgium	1,888,700	0.3

Total	$558,895,638	100.0%

See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES Unaudited
May 31, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $566,262,358)	$467,228,337
Affiliated companies (cost $139,240,561)	91,667,301

558,895,638
Cash	151,307
Cash—foreign currencies (cost $13,261)	13,261
Unrealized appreciation on foreign currency exchange contracts	712,057
Receivables and other assets:
Interest and dividends	4,205,870
Investments sold	866,294
Closed foreign currency contracts	130,452
Due from Manager	44,461
Other	250,549

Total assets	565,269,889

Liabilities
Return of collateral for securities loaned	46,497,551
Unrealized depreciation on foreign currency exchange contracts	1,666,450
Payables and other liabilities:
Shares of capital stock redeemed	982,637
Investments purchased	601,626
Directors’ compensation	167,430
Distribution and service plan fees	85,623
Foreign capital gains tax	83,318
Transfer and shareholder servicing agent fees	75,650
Shareholder communications	16,547
Other	105,869

Total liabilities	50,282,701

Net Assets	$514,987,188

Composition of Net Assets
Par value of shares of capital stock	$420,772
Additional paid-in capital	914,649,360
Accumulated net investment income	4,932,905
Accumulated net realized loss on investments and foreign currency transactions	(257,493,282)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(147,522,567)

Net Assets	$514,987,188

F7 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $227,879,920 and 18,387,747 shares of capital stock outstanding)	$12.39
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$13.15
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $23,407,269 and 2,054,996 shares of capital stock outstanding)	$11.39
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $41,840,478 and 3,699,846 shares of capital stock outstanding)	$11.31
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $10,025,272 and 815,952 shares of capital stock outstanding)	$12.28
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $211,834,249 and 17,118,661 shares of capital stock outstanding)	$12.37
See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended May 31, 2009

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $866,806)	$9,847,248
Affiliated companies (net of foreign withholding taxes of $18,410)	303,148
Income from investment of securities lending cash collateral, net—affiliated companies	394,719
Interest:
Affiliated companies	84,235
Unaffiliated companies	114,370

Total investment income	10,743,720

Expenses
Management fees	1,342,737
Distribution and service plan fees:
Class A	212,908
Class B	99,092
Class C	172,992
Class N	19,388
Transfer and shareholder servicing agent fees:
Class A	383,613
Class B	89,952
Class C	108,281
Class N	24,653
Class Y	4,969
Shareholder communications:
Class A	56,138
Class B	12,731
Class C	14,497
Class N	2,864
Class Y	118
Administrative fees	556,985
Custodian fees and expenses	32,372
Directors’ compensation	19,187
Other	133,278

Total expenses	3,286,755
Less reduction to custodian expenses	(36)
Less waivers and reimbursements of expenses	(273,918)

Net expenses	3,012,801

Net Investment Income	7,730,919
F9 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments:
Unaffiliated companies	$(108,707,791)
Affiliated companies	(16,486,786)
Foreign currency transactions	(11,951,688)
Increase from payment by affiliate	44,461

Net realized loss	(137,101,804)
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax of $83,318)	189,767,471
Translation of assets and liabilities denominated in foreign currencies	53,372,561

Net change in unrealized depreciation	243,140,032

Net Increase in Net Assets Resulting from Operations	$113,769,147

See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	May 31, 2009	November 30,
	(Unaudited)	2008
Operations
Net investment income	$7,730,919	$21,082,061
Net realized loss	(137,101,804)	(113,314,165)
Net change in unrealized depreciation	243,140,032	(411,528,004)

Net increase (decrease) in net assets resulting from operations	113,769,147	(503,760,108)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(12,342,548)	(12,097,310)
Class B	(513,771)	—
Class C	(926,332)	(89,272)
Class N	(191,549)	(126,158)
Class Y	(1,862,466)	—

	(15,836,666)	(12,312,740)
Distributions from net realized gain:
Class A	—	(40,286,087)
Class B	—	(2,085,486)
Class C	—	(3,344,707)
Class N	—	(871,695)
Class Y	—	—

	—	(46,587,975)

Capital Stock Transactions
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A	(168,262,353)	(199,242,647)
Class B	(2,396,125)	(6,387,857)
Class C	(2,799,500)	(3,495,267)
Class N	384,960	(3,103,504)
Class Y	135,152,515	48,131,554

	(37,920,503)	(164,097,721)
Net Assets
Total increase (decrease)	60,011,978	(726,758,544)
Beginning of period	454,975,210	1,181,733,754

End of period (including accumulated net investment income of $4,932,905 and $13,038,652, respectively)	$514,987,188	$454,975,210

See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	May 31, 2009	Year Ended November 30,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$9.88	$22.36	$22.60	$20.30	$18.28	$15.62

Income (loss) from investment operations:
Net investment income[1]	.16	.47	.41	.24	.16	.08
Net realized and unrealized gain (loss)	2.71	(11.81)	.70	4.90	1.89	2.58

Total from investment operations	2.87	(11.34)	1.11	5.14	2.05	2.66

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.36)	(.26)	(.28)	(.37)	(.03)	—
Distributions from net realized gain	—	(.88)	(1.07)	(2.47)	—	—

Total dividends and/or distributions to shareholders	(.36)	(1.14)	(1.35)	(2.84)	(.03)	—

Net asset value, end of period	$12.39	$9.88	$22.36	$22.60	$20.30	$18.28

Total Return, at Net Asset Value[2]	29.90%	(53.32)%	5.08%	28.35%	11.22%	17.03%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$227,880	$344,638	$1,031,900	$734,744	$405,361	$310,363

Average net assets (in thousands)	$206,111	$704,392	$940,364	$554,281	$361,750	$274,682

Ratios to average net assets:[3]
Net investment income	3.15%	2.75%	1.76%	1.17%	0.81%	0.48%
Total expenses	1.56%[4]	1.11%[4]	1.02%[4]	1.25%[4]	1.38%	1.54%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.46%	1.11%	1.02%	1.24%	1.38%	1.54%

Portfolio turnover rate	22%	32%	43%	36%	140%	87%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2009	1.56%
Year Ended November 30, 2008	1.11%
Year Ended November 30, 2007	1.02%
Year Ended November 30, 2006	1.25%
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

	Six Months
	Ended
	May 31, 2009	Year Ended November 30,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$9.01	$20.46	$20.80	$18.89	$17.14	$14.78

Income (loss) from investment operations:
Net investment income (loss)[1]	.11	.23	.15	.05	(.01)	(.06)
Net realized and unrealized gain (loss)	2.49	(10.80)	.66	4.53	1.76	2.42

Total from investment operations	2.60	(10.57)	.81	4.58	1.75	2.36

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.22)	—	(.08)	(.20)	—	—
Distributions from net realized gain	—	(.88)	(1.07)	(2.47)	—	—

Total dividends and/or distributions to shareholders	(.22)	(.88)	(1.15)	(2.67)	—	—

Net asset value, end of period	$11.39	$9.01	$20.46	$20.80	$18.89	$17.14

Total Return, at Net Asset Value[2]	29.51%	(53.89)%	3.97%	27.19%	10.21%	15.97%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$23,407	$21,065	$50,077	$63,004	$55,489	$47,739

Average net assets (in thousands)	$19,906	$31,650	$59,952	$58,235	$52,591	$48,168

Ratios to average net assets:[3]
Net Investment income (loss)	2.52%	1.47%	0.69%	0.25%	(0.07)%	(0.41)%
Total expenses	2.96%[4]	2.30%[4]	2.11%[4]	2.16%[4]	2.28%	2.43%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.36%	2.26%	2.11%	2.15%	2.28%	2.43%

Portfolio turnover rate	22%	32%	43%	36%	140%	87%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2009	2.96%
Year Ended November 30, 2008	2.30%
Year Ended November 30, 2007	2.11%
Year Ended November 30, 2006	2.16%
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	May 31, 2009	Year Ended November 30,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$8.96	$20.35	$20.71	$18.85	$17.09	$14.73

Income (loss) from investment operations:
Net investment income (loss)[1]	.12	.24	.16	.05	(.01)	(.06)
Net realized and unrealized gain (loss)	2.46	(10.73)	.65	4.51	1.77	2.42

Total from investment operations	2.58	(10.49)	.81	4.56	1.76	2.36

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.23)	(.02)	(.10)	(.23)	—	—
Distributions from net realized gain	—	(.88)	(1.07)	(2.47)	—	—

Total dividends and/or distributions to shareholders	(.23)	(.90)	(1.17)	(2.70)	—	—

Net asset value, end of period	$11.31	$8.96	$20.35	$20.71	$18.85	$17.09

Total Return, at Net Asset Value[2]	29.48%	(53.83)%	3.98%	27.20%	10.30%	16.02%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41,841	$36,021	$78,182	$81,085	$59,564	$40,169

Average net assets (in thousands)	$34,743	$53,048	$85,924	$70,308	$50,568	$35,555

Ratios to average net assets:[3]
Net investment income (loss)	2.65%	1.57%	0.75%	0.28%	(0.05)%	(0.36)%
Total expenses	2.64%[4]	2.23%[4]	2.06%[4]	2.14%[4]	2.24%	2.39%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.31%	2.21%	2.06%	2.13%	2.24%	2.39%

Portfolio turnover rate	22%	32%	43%	36%	140%	87%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2009	2.64%
Year Ended November 30, 2008	2.23%
Year Ended November 30, 2007	2.06%
Year Ended November 30, 2006	2.14%
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

	Six Months
	Ended
	May 31, 2009	Year Ended November 30,
Class N	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$9.70	$21.97	$22.25	$20.05	$18.10	$15.52

Income (loss) from investment operations:
Net investment income[1]	.16	.34	.27	.16	.08	.03
Net realized and unrealized gain (loss)	2.66	(11.60)	.70	4.83	1.87	2.55

Total from investment operations	2.82	(11.26)	.97	4.99	1.95	2.58

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.24)	(.13)	(.18)	(.32)	—	—
Distributions from net realized gain	—	(.88)	(1.07)	(2.47)	—	—

Total dividends and/or distributions to shareholders	(.24)	(1.01)	(1.25)	(2.79)	—	—

Net asset value, end of period	$12.28	$9.70	$21.97	$22.25	$20.05	$18.10

Total Return, at Net Asset Value[2]	29.73%	(53.63)%	4.47%	27.88%	10.77%	16.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,025	$7,560	$21,575	$19,388	$12,296	$6,020

Average net assets (in thousands)	$7,794	$15,222	$21,958	$16,232	$9,166	$4,210

Ratios to average net assets:[3]
Net investment income	3.28%	2.03%	1.20%	0.80%	0.43%	0.19%
Total expenses	2.14%[4]	1.80%[4]	1.60%[4]	1.64%[4]	1.74%	1.91%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.80%	1.76%	1.60%	1.63%	1.74%	1.91%

Portfolio turnover rate	22%	32%	43%	36%	140%	87%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2009	2.14%
Year Ended November 30, 2008	1.80%
Year Ended November 30, 2007	1.60%
Year Ended November 30, 2006	1.64%
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS Continued

	Six Months	Period
	Ended	Ended
	May 31, 2009	November 30,
Class Y	(Unaudited)	2008[1]

Per Share Operating Data

Net asset value, beginning of period	$9.88	$10.43

Income (loss) from investment operations:
Net investment income[2]	.20	.02
Net realized and unrealized gain (loss)	2.69	(.57)

Total from investment operations	2.89	(.55)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.40)	—
Distributions from net realized gain	—	—

Total dividends and/or distributions to shareholders	(.40)	—

Net asset value, end of period	$12.37	$9.88

Total Return, at Net Asset Value[3]	30.30%	(5.27)%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$211,834	$45,691

Average net assets (in thousands)	$180,808	$41,729

Ratios to average net assets:[4]
Net investment income	4.05%	4.29%
Total expenses	0.94%[5]	0.84%[5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.90%	0.83%

Portfolio turnover rate	22%	32%

1.	For the period from November 13, 2008 (inception of offering) to November 30, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2009	0.94%
Period Ended November 30, 2008	0.84%
See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Quest International Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Prior to January 1, 2009, the Fund assessed a 2% fee on the proceeds of fund shares that were redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
F17 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The
F18 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the Manager’s own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.
     There have been no significant changes to the fair valuation methodologies during the period.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the
F19 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended November 30, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of November 30, 2008, the Fund had available for federal income tax purposes post-October losses of $23,320,157 and unused capital loss carryforward as follows:

Expiring

2016	$75,835,044
As of May 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $236,301,466 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or
F20 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended May 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$756,105,886
Federal tax cost of other investments	13,388

Total federal tax cost	$756,119,274

Gross unrealized appreciation	$53,042,187
Gross unrealized depreciation	(250,335,753)

Net unrealized depreciation	$(197,293,566)

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
Directors’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent directors. Benefits are based on years of service and fees paid to each director during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2007 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended May 31, 2009, the Fund’s projected benefit obligations, payments to retired directors and accumulated liability were as follows:

Projected Benefit Obligations Increased	$9,335
Payments Made to Retired Directors	29,092
Accumulated Liability as of May 31, 2009	139,045
The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer
F21 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent
F22 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Capital Stock
The Fund has authorized 100 million shares of $0.01 par value capital stock in the aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

	Six Months Ended May 31, 2009		Year Ended November 30, 2008[1]
	Shares	Amount	Shares	Amount

Class A
Sold	1,208,707	$11,708,120	2,811,168	$45,190,279
Dividends and/or distributions reinvested	1,191,705	11,833,637	2,497,825	50,506,020
Acquisition—Note 8	—	—	3,684,468	38,429,000
Redeemed	(18,908,945)	(191,804,110)[2]	(20,250,165)	(333,367,946)[3]

Net decrease	(16,508,533)	$(168,262,353)	(11,256,704)	$(199,242,647)

Class B
Sold	158,204	$1,408,671	221,096	$3,380,501
Dividends and/or distributions reinvested	53,249	487,763	106,979	1,996,537
Acquisition—Note 8	—	—	719,873	6,860,391
Redeemed	(493,127)	(4,292,559)[2]	(1,159,040)	(18,625,286)[3]

Net decrease	(281,674)	$(2,396,125)	(111,092)	$(6,387,857)

Class C
Sold	338,569	$2,970,868	519,433	$7,822,902
Dividends and/or distributions reinvested	91,260	829,550	163,569	3,030,942
Acquisition—Note 8	—	—	1,188,296	11,253,163
Redeemed	(750,709)	(6,599,918)[2]	(1,692,136)	(25,602,274)[3]

Net increase (decrease)	(320,880)	$(2,799,500)	179,162	$(3,495,267)

Class N
Sold	144,951	$1,438,736	241,689	$4,147,513
Dividends and/or distributions reinvested	17,916	176,659	45,818	915,449
Acquisition—Note 8	—	—	4,601	47,157
Redeemed	(126,329)	(1,230,435)[2]	(494,729)	(8,213,623)[3]

Net increase (decrease)	36,538	$384,960	(202,621)	$(3,103,504)

F23 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Capital Stock Continued

	Six Months Ended May 31, 2009		Year Ended November 30, 2008[1]
	Shares	Amount	Shares	Amount

Class Y
Sold	20,308,942	$206,754,470	190,588	$1,859,379
Dividends and/or distributions reinvested	188,503	1,862,406	—	—
Acquisition—Note 8	—	—	4,438,689	46,295,525
Redeemed	(8,005,609)	(73,464,361)[2]	(2,452)	(23,350)[3]

Net increase	12,491,836	$135,152,515	4,626,825	$48,131,554

1.	For the year ended November 30, 2008, for Class A, B, C and N shares, and for the period from November 13, 2008 (inception of offering) to November 30, 2008 for Class Y shares.

2.	Net of redemption fees of $327, $32, $55, $12 and $287 for Class A, Class B, Class C, Class N and Class Y, respectively.

3.	Net of redemption fees of $4,283, $192, $323, $93 and $254 for Class A, Class B, Class C, Class N and Class Y, respectively.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF and LAF, for the six months ended May 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$94,227,978	$146,293,933
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $1 billion	0.60%
Next $1 billion	0.55
Over $2 billion	0.52
Administration Fees. Administration fees paid to the Manager were in accordance with the administration agreement with the Fund which provides for a fee of 0.25% of the first $500 million of average annual net assets of the Fund and 0.15% of average annual net assets in excess of $500 million. During the six months ended May 31, 2009, the Fund paid $556,898 to the Manager for administration services.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended May 31, 2009, the Fund paid $442,220 to OFS for services to the Fund.
F24 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor of up to 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Directors set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2009 were as follows:

Class C	$2,074,746
Class N	288,316
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.
F25 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

May 31, 2009	$36,851	$309	$22,703	$1,371	$179
Waivers and Reimbursements of Expenses. The Manager agreed to reimburse the Fund for all of the costs incurred by the Fund in connection with the reorganization as described below. During the six months ended May 31, 2009, the Manager reimbursed the Fund $70,264 for reorganization-related costs.
     Effective November 17, 2008 through November 16, 2009, the Manager will voluntarily waive 0.01% of the Fund’s advisory fee. During the six months ended May 31, 2009, the Manager waived fees of $22,380. This voluntary waiver may be withdrawn at any time.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
During the six months ended May 31, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$59,518
Class B	56,226
Class C	49,535
Class N	11,552
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended May 31, 2009, the Manager waived $4,443 for IMMF management fees.
     During the six months ended May 31, 2009, the Manager voluntarily reimbursed the Fund $44,461 for certain transactions. The payment increased the Fund’s total returns by less than 0.01%.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities)
F26 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
F27 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be credit-worthy at the time of the transaction. As of May 31, 2009, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $81,264, which represents the gross unrealized appreciation on these derivative contracts. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $81,264 as of May 31, 2009.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
     As of May 31, 2009, the total value of derivative positions with credit related contingent features in a net liability position was $1,036,657. If a contingent feature would have been triggered as of May 31, 2009, the Fund could have been required to pay this amount in cash to its counterparties. The Fund did not hold or post collateral for its derivative transactions.
Valuation of derivative instruments as of May 31, 2009 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not
Accounted for as Hedging	Statement of Assets		Statement of Assets
Instruments under	and Liabilities		and Liabilities
Statement 133(a)	Location	Value	Location	Value

Foreign exchange contracts	Unrealized	$712,057	Unrealized	$1,666,450
	appreciation on		appreciation on
	foreign currency		foreign currency
	exchange contracts		exchange contracts

Total		$712,057		$1,666,450

F28 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

The effect of derivative instruments on the Statement of Operations are as follows:
Amount of Realized Gain or Loss Recognized on Derivative

Derivatives Not Accounted for	Foreign Currency Transactions -
as Hedging Instruments under	Forward Currency
Statement 133(a)	Contracts

Foreign exchange contracts	$5,538,928
Amount of Change in Unrealized Gain or Loss Recognized on Derivative

Translation of Assets and
Liabilities Denominated in
Derivatives Not Accounted for as	Foreign Currencies -
Hedging Instruments under	Forward Currency
Statement 133(a)	Contracts

Foreign exchange contracts	$(2,650,792)
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
6. Illiquid Securities
As of May 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
F29 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of May 31, 2009, the Fund had on loan securities valued at $45,144,240. Collateral of $46,497,551 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.
8. Acquisition of Oppenheimer International Value Fund
On November 13, 2008, the Fund acquired all of the net assets of Oppenheimer International Value Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer International Value Fund shareholders on November 7, 2008. The Fund issued (at an exchange ratio of 0.824151 for Class A, 0.895897 for Class B, 0.901981 for Class C, 0.831120 for Class N and 0.817664 for Class Y of the Fund to one share of Oppenheimer Quest International Value Fund, Inc.) 3,684,468; 719,873; 1,188,296; 4,601 and 4,438,689 shares of capital stock for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $38,429,000, $6,860,391, $11,253,163, $47,157 and $46,295,525 in exchange for the net assets, resulting in combined Class A net assets of $382,896,838, Class B net assets of $22,454,468, Class C net assets of $38,943,131, Class N net assets of $8,051,079 and Class Y net assets of $46,295,525 on November 13, 2008. The net assets acquired included net unrealized depreciation of $87,313,720 and an unused capital loss carryforward of $15,112,202, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.
9. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain of the funds in the Oppenheimer family of funds (the “Defendant Funds”) advised by the Manager and distributed by the Distributor. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time
F30 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Additionally, a complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”) and allege a variety of claims including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief, and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can be made with any degree of certainty as to the amount or range of any potential loss. The Manager also believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund.
F31 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

THIS PAGE INTENTIONALLY LEFT BLANK.
F32 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerFunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
19 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Audit Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Audit Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Quest International Value Fund, Inc.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer
Date: 07/13/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer
Date: 07/13/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date: 07/13/2009